Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based compensation [Abstract]
Summary of Share Option Activities

A summary of the Group's share option activities for the years ended December 31, 2012, 2013 and 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2011	6,857,467	1.18	9.09	7,225
Granted	1,312,500	2.30
Forfeited	(730,939)	1.50
Exercised	(473,551)	0.56		911
Outstanding as of December 31, 2012	6,965,477	1.40	8.36	7,504
Granted	3,833,000	3.07
Forfeited	(520,030)	2.21
Exercised	(431,774)	1.16		7,778
Outstanding as of December 31, 2013	9,846,673	2.02	8.14	168,870
Granted	721,600	18.20
Forfeited	(388,260)	4.08
Exercised	(3,391,943)	0.98		67,128
Outstanding as of December 31, 2014	6,788,070	4.14	7.75	112,925
Exercisable as of December 31, 2014	3,334,708	2.20	7.02	61,941

Summary of RSUs activities

There was no RSUs grant before 2014. The following table sets forth the summary of RSUs activities for the year ended December 31, 2014:

Weighted
		Average	Weighted
		Remaining	Average
	Number of	Contractual	Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2013	—	—
Granted	948,600		21.10
Forfeited	(54,000)
Vested	—
Unvested as of December 31, 2014	894,600	9.62

Schedule of Valuation Assumptions
The fair value of each option grant was estimated on the date of grant with the following assumptions:

	2012	2013	2014
Expected volatility	54.80% - 63.30%	54.10% - 59.10%	50.80% - 53.30%
Risk-free interest rate (per annum)	2.03% - 3.20%	2.03% - 3.10%	3.01% - 3.73%
Exercise multiple	2	2	2
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Expected forfeiture rate (post-vesting)	3.20% - 3.50%	1.00% - 3.30%	0.30% - 0.40%
Fair value of the underlying shares on the date of option grants (US$)	2.38-2.48	2.48-8.50	19.26-22.95